Material Accounting Policy Information (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
US [Member]
Material Accounting Policy Information [Line Items]
Noon middle rate	1	1
RM [Member]
Material Accounting Policy Information [Line Items]
Noon middle rate	4.056	4.2084
Bottom of range [Member]
Material Accounting Policy Information [Line Items]
Voting rights	20.00%
Top of range [Member]
Material Accounting Policy Information [Line Items]
Voting rights	50.00%